Income Taxes - Schedule of Income Taxes Recognized in Consolidated Statements of Profit or Loss (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Current tax
Provision for the period	RM 970,724	$ 221,657
Under provision in prior years	481,413	109,927	225,946
Deferred tax	126,153	28,806
Income tax expenses	RM 1,578,290	$ 360,390	RM 225,946